PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended			9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2013 Accounts receivable [Member]	Sep. 30, 2013 Revenue [Member]	Sep. 30, 2012 Revenue [Member]
Concentration Risk [Line Items]
Inventory of finished goods	$ 438,790	$ 191,340	$ 211,000
Inventory of work in progress	194,880	239,682	125,000
Inventory of raw materials	48,702	0	26,000
Accounts receivable, allowance for doubtful accounts	0	0	0
Concentration risk percentage				73.00%	67.10%	91.00%
Freight costs	$ 65,000	$ 14,000